Derivative Warrant Liability (Details) - USD ($)			1 Months Ended		12 Months Ended
	May 14, 2020	May 14, 2020	Dec. 31, 2019	Dec. 20, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Derivative Warrant Liability (Details) [Line Items]
Outstanding warrants (in Shares)				21,229,000
Exercise price (in Dollars per share)				$ 11.5
Warrants expire years				5 years				5 years
Derivative warrant liability			$ 15,709,460	$ 16,983,200	$ 4,245,780	$ 11,675,815	$ 13,161,838	$ 15,709,460	$ 7,217,746
Derivative warrant liability per warrant (in Dollars per share)			$ 0.74	$ 0.8				$ 0.74
Fair value gain			$ 1,273,740					$ 1,273,740
Exercised warrants (in Shares)	100	100						100
Gain on revaluation					7,430,035	1,486,023	2,547,622
Gain on revaluation of derivative warrant liability						1,486,023			4,458,069
Derivative warrant liability			1,273,740		$ 4,245,780	$ 11,675,815	$ 2,547,622	$ 1,273,740	$ 7,217,746
Warrant reserve [member]
Derivative Warrant Liability (Details) [Line Items]
Derivative warrant liability			$ 15,709,460					$ 15,709,460